UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland April 27, 2005

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	55

Form 13F Information Table Value Total:	121516

List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alpha Trade.Com                COM              020814208        4    10000 SH       SOLE                    10000
Altria Group Inc               COM              02209S103      281     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3044    59250 SH       SOLE                    59250
Apple Computer                 COM              037833100      225     5400 SH       SOLE                     5400
Ariel Corp Com                 COM              04033M104        0    10000 SH       SOLE                    10000
Barr Pharmaceutical            COM              068306109     6915   141605 SH       SOLE                   141605
Best Buy Company Inc           COM              086516101     1620    30000 SH       SOLE                    30000
Biovail Corporation            COM              09067J109      234    15500 SH       SOLE                    15500
Bristol-Myers Squibb           COM              110122108     2452    96302 SH       SOLE                    96302
Cendant                        COM              151313103     2103   102400 SH       SOLE                   102400
Ciber                          COM              17163B102     1682   231350 SH       SOLE                   231350
Citigroup Inc                  COM              172967101     3275    72880 SH       SOLE                    72880
Comcast cl A                   COM              20030N101      611    18088 SH       SOLE                    18088
Computer Sciences              COM              205363104     2829    61700 SH       SOLE                    61700
Conseco, Inc.                  COM              208464883     3305   161829 SH       SOLE                   161829
Costco Whsl Corp New           COM              22160K105     3434    77725 SH       SOLE                    77725
Crown Hldgs Inc (Hldg Co)      COM              228368106     2155   138500 SH       SOLE                   138500
Dow Chemical                   COM              260543103     1079    21650 SH       SOLE                    21650
E.I. DuPont de Nemour          COM              263534109     3472    67750 SH       SOLE                    67750
Exxon Mobil Corporati          COM              30231G102     4047    67900 SH       SOLE                    67900
Gap Inc.                       COM              364760108     2315   106000 SH       SOLE                   106000
General Electric Co            COM              369604103     3897   108066 SH       SOLE                   108066
General Motors Corp.           COM              370442105     1317    44798 SH       SOLE                    44798
Graftech Internatioal Ltd      COM              384313102     1020   179300 SH       SOLE                   179300
Hartford Fincl Services        COM              416515104     3572    52100 SH       SOLE                    52100
Home Depot Inc.                COM              437076102     2444    63900 SH       SOLE                    63900
Honeywell International, Inc.  COM              438516106     3004    80719 SH       SOLE                    80719
IBM Corp                       COM              459200101     4238    46382 SH       SOLE                    46382
Intel Corporation              COM              458140100     3042   130944 SH       SOLE                   130944
J P Morgan Chase               COM              46625H100     3120    90186 SH       SOLE                    90186
JLG Industries Inc.            COM              466210101     4834   224300 SH       SOLE                   224300
Lucent Technologies            COM              549463107     1492   542661 SH       SOLE                   542661
MCI New                        COM              552691107      700    28125 SH       SOLE                    28125
Masco Corporation              COM              574599106     4178   120500 SH       SOLE                   120500
Micron Technology In           COM              595112103     1863   180200 SH       SOLE                   180200
Microsoft Corporation          COM              594918104     2559   105878 SH       SOLE                   105878
Motorola Inc.                  COM              620076109     1951   130306 SH       SOLE                   130306
Nokia Corporation              COM              654902204     3410   221000 SH       SOLE                   221000
Nutri/System Inc               COM              67069D108      268    42500 SH       SOLE                    42500
PalmOne Inc.                   COM              69713P107      202     7954 SH       SOLE                     7954
Pfizer Inc.                    COM              717081103     3052   116167 SH       SOLE                   116167
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101      221  1229275 SH       SOLE                  1229275
Target Corporation             COM              87612E106     2050    40985 SH       SOLE                    40985
Texas Instruments              COM              882508104     2574   101000 SH       SOLE                   101000
Tyco Intl Ltd                  COM              902124106     4873   144185 SH       SOLE                   144185
UNUM Provident Corp.           COM              91529Y106     3538   207876 SH       SOLE                   207876
Valor Communications Group     COM              920255106     1194    82500 SH       SOLE                    82500
Verizon Communication          COM              92343V104     2413    67962 SH       SOLE                    67962
Williams Companies I           COM              969457100     4255   226208 SH       SOLE                   226208
Winnebago Industries           COM              974637100     1896    60000 SH       SOLE                    60000
Xerox Corporation              COM              984121103     3239   213800 SH       SOLE                   213800
Merrill Lynch Focus Twenty Fd                   59021P204       19 12828.000SH       SOLE                12828.000
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000